GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Jun. 30, 2025
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 12 — GENERAL AND ADMINISTRATIVE EXPENSES

	For the years ended June 30,
	2025	2024	Change	Change
	USD	USD	USD	%
Payroll, MPF and staff benefits expense	$469,771	$534,998	(65,277)	(12.2)
Rental, rates and property management fee expense	102,278	208,662	(106,384)	(51.0)
Depreciation - PPE	6,271	7,367	(1,096)	(14.9)
Management expenses	-	103,596	(103,596)	(100.0)
Other expenses	629,175	337,172	292,003	86.6
Total	$1,207,495	$1,191,795	$15,700	1.3